Investments	6 Months Ended
Dec. 31, 2022
Investments [Abstract]
Investments

Note 9. Investments

The recoverable amounts of the Company’s investments are reviewed at each reporting date. As the Company’s investments are in unlisted entities, the determination of recoverable value is subject to various estimates and assumptions. As an accurate assessment of recoverable value is not available at the reporting date, the Company has elected to continue with provisions for impairment against each of its investments, as shown in the table below. When the Company can make a more accurate determination of recoverable value, the Company will re-assess whether a provision for impairment is still required for its investments.

	Consolidated
	31 December	30 June
	2022	2022
	$	$

Investment in Triage Technologies Inc	2,565,082	2,565,082

			Body
	Triage	Jana	Composition
	Technologies	Care	Technologies
	$	$	$

Balance at 1 July 2021	1,362,717	690,153	680,008
Additional Investment	3,126,950	-	-
Interest and other costs	-	83,031	16,771
Foreign exchange movement	(10,779)	(20,903)	-
Provision for impairment	(1,913,806)	(752,281)	(696,779)
	-	-	-
Balance at 30 June 2022	2,565,082	-	-
Balance at 31 December 2022	2,565,082	-	-